Note 19 - Fair Value Measurements (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Indefinite-Lived Trademarks	¥ 15,000	¥ 96,000	¥ 107,000
Trademarks [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	¥ 81,000	11,000
Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Trademarks		¥ 96,000